UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JL Advisors, LLC
           -----------------------------------------------------
Address:   400 Madison Avenue, 5th Floor
           New York, NY 10017
           -----------------------------------------------------

Form 13F File Number: 28-5227
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Michael Lewittes
        -------------------------
Title:  Managing Member
        -------------------------
Phone:  (212) 593-2392
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Michael Lewittes                   New York, NY                   5/14/2003
--------------------                   ------------                   ----------
    [Signature]                        [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           21
                                         -----------
Form 13F Information Table Value Total:  $   315,951
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                 FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS   SOLE   SHARED NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -------- -------- ------ ----
Apria Health Care Group Inc    COM              037933108    11680   500000 SH  CALL SOLE               500000      0    0
Argosy Gaming Inc              COM              040228108    11788   590000 SH       SOLE               590000      0    0
AT&T Wireless Svcs Inc         COM              00209A106     8580  1300000 SH       SOLE              1300000      0    0
Blockbuster Inc                Cl A             093679108    29954  1751700 SH       SOLE              1751700      0    0
Cablevision Sys Corp           Cl A NY CABLVS   12686C109    16449   866200 SH       SOLE               866200      0    0
Canadian Pac Ry Ltd            COM              13645T100     3889   184400 SH       SOLE               184400      0    0
Citigroup Inc                  COM              172967101    17225   500000 SH       SOLE               500000      0    0
CP Holders                     DEP RCPTS CP     12616K106    27275   613614 SH       SOLE               613614      0    0
Davita Inc                     COM              23918K108     6509   314000 SH       SOLE               314000      0    0
Dean Foods Co New              COM              242370104    41417   965200 SH       SOLE               965200      0    0
Federated Dept Stores Inc De   COM              31410H101    14282   509700 SH       SOLE               509700      0    0
Fleet Boston Finl Group        COM              339030108    22619   947200 SH       SOLE               947200      0    0
Gap Inc Del                    COM              364760108    22881  1579100 SH       SOLE              1579100      0    0
General Mtrs Corp              Cl H NEW         370442832     8344   745000 SH       SOLE               745000      0    0
Group 1 Automotive Inc         COM              398905109      668    31200 SH       SOLE                31200      0    0
Hollywood Entmt Corp           COM              436141105     7838   490200 SH       SOLE               490200      0    0
McDonalds Corp                 COM              580135101    29657  2051000 SH       SOLE              2051000      0    0
Providian Finl Inc             NOTE 2/1         74406AAB8     3700 10000000 PRN      SOLE             10000000      0    0
Prudential Finl Inc            COM              744320102    17556   600200 SH       SOLE               600200      0    0
R H Donnelley Corp             COM NEW          74955W307    11338   382000 SH       SOLE               382000      0    0
United Auto Group Inc          COM              909440109     2302   195900 SH       SOLE               195900      0    0